Corporate and Administrative Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCorporateAndAdministrativeExpensesLineItems [Line Items]
Corporate and administrative expenses	$ 12,370	$ 13,673
Other general and administrative [Member]
DisclosureOfCorporateAndAdministrativeExpensesLineItems [Line Items]
Corporate and administrative expenses	1,772	1,860
Employee compensation [Member]
DisclosureOfCorporateAndAdministrativeExpensesLineItems [Line Items]
Corporate and administrative expenses	3,990	3,423
Professional fees [Member]
DisclosureOfCorporateAndAdministrativeExpensesLineItems [Line Items]
Corporate and administrative expenses	1,430	872
Stock-based compensation [Member]
DisclosureOfCorporateAndAdministrativeExpensesLineItems [Line Items]
Corporate and administrative expenses	$ 5,178	$ 7,518